Variable Interest Entity and Redeemable Non-Controlling Interest	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Noncontrolling Interest [Abstract]
Variable Interest Entity and Redeemable Non-Controlling Interest

Note 3. Variable Interest Entity and Redeemable Non-Controlling Interest

In October 2019, the Company entered into an agreement with Japan Cloud Computing, L.P. and M30 LLC (collectively, the “Investors”) to engage in the investment, organization, management, and operation of nCino K.K. that is focused on the distribution of the Company’s products in Japan. In October 2019, the Company initially contributed $4.7 million in cash in exchange for 51% of the outstanding common stock of nCino K.K. As of July 31, 2020, the Company controls a majority of the outstanding common stock in nCino K.K.

All of the common stock held by the Investors is callable by the Company or puttable by the Investors at the option of the Investors or at the option of the Company beginning on the eighth anniversary of the agreement with the Investors. Should the call or put option be exercised, the redemption value would be determined based on a prescribed formula derived from the discrete revenues of nCino K.K. and the Company and may be settled, at the Company’s discretion, with Company stock or cash or a combination of the foregoing. As a result of the put right available to the Investors, the redeemable non-controlling interests in nCino K.K. are classified outside of permanent equity in the Company’s unaudited condensed consolidated balance sheets and the balance is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling interests’ share of earnings, or its estimated redemption value. The resulting changes in the estimated redemption amount are recorded within retained earnings or, in the absence of retained earnings, additional paid-in capital. The estimated redemption value of the call/put option embedded in the redeemable non-controlling interest was $0.3 million at July 31, 2020.

The following table summarizes the activity in the redeemable non-controlling interests for the period indicated below:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Balance, beginning of period	$—	$4,384	$—	$4,356
Net loss attributable to redeemable non-controlling interest	—	(232)	—	(408)
Foreign currency translation	—	78	—	169
Adjustment to redeemable non-controlling interest	—	154	—	267

Balance, end of period	$—	$4,384	$—	$4,384

Note 3. Variable Interest Entity and Redeemable Non-Controlling Interest

In October 2019, the Company entered into an agreement with Japan Cloud Computing, L.P. and M30 LLC (collectively, the “Investors”) to engage in the investment, organization, management, and operation of nCino K.K. that is focused on the distribution of the Company’s products in Japan. In October 2019, the Company initially contributed approximately $4.7 million in cash in exchange for 51% of the outstanding common stock of nCino K.K. As of January 31, 2020, the Company controls a majority stake in nCino K.K.

All of the common stock held by the Investors is callable by the Company or puttable by the Investors upon certain contingent events. Should the call or put option be exercised, the redemption value would be determined based on a prescribed formula derived from the discrete revenues of nCino K.K. and the Company and may be settled, at the Company’s discretion, with Company stock, if the Company is public at that time, or cash. As a result of the put right available to the redeemable non-controlling interest holders in the future, the redeemable non-controlling interests in nCino K.K. are classified outside of permanent equity in the Company’s consolidated balance sheet at January 31, 2020, and the balance is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling interests’ share of earnings, or its estimated redemption value. The resulting changes in the estimated redemption amount are recorded within retained earnings or, in the absence of retained earnings, additional paid-in-capital. The estimated redemption value of the call/put option embedded in the redeemable non-controlling interest was $0 at January 31, 2020.

The following table summarizes the activity in the redeemable non-controlling interests for the period indicated below:

Balance as of January 31, 2019	$—
Investment by redeemable non-controlling interest	4,513
Net loss attributable to redeemable non-controlling interest	(141)
Foreign currency translation	(16)

Balance as of January 31, 2020	$4,356